Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Consolidated Financial Assets and Financial Liabilities

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2024 and 2023:

	Financial instruments at amortized cost		Financial instruments at FVPL	Total financial instruments
	(in million pesos)
Assets as at December 31, 2024
Noncurrent:
Financial assets at fair value through profit or loss	—		1,101	1,101
Debt instruments at amortized cost – net of current portion	370		—	370
Derivative financial assets – net of current portion	—		385	385
Other financial assets – net of current portion	3,126	(1)	—	3,126
Current:
Cash and cash equivalents	10,011		—	10,011
Short-term investments	136		—	136
Trade and other receivables	31,612		—	31,612
Current portion of derivative financial assets	—		30	30
Current portion of debt instruments at amortized cost	25		—	25
Current portion of other financial assets	831	(1)	—	831
Total assets	46,111		1,516	47,627

Liabilities as at December 31, 2024
Noncurrent:
Interest-bearing financial liabilities – net of current portion	258,246		—	258,246
Lease liabilities – net of current portion	46,703		—	46,703
Customers' deposits	2,046		—	2,046
Deferred credits and other noncurrent liabilities	90		—	90
Current:
Accounts payable	61,204		—	61,204
Accrued expenses and other current liabilities	70,795		2	70,797
Current portion of interest-bearing financial liabilities	23,340		—	23,340
Current portion of lease liabilities	7,335		—	7,335
Dividends payable	2,005		—	2,005
Current portion of derivative financial liabilities	—		97	97
Liabilities associated with assets classified as held-for-sale	1,615		—	1,615
Total liabilities	473,379		99	473,478
Net assets (liabilities)	(427,268)		1,417	(425,851)

(1)
Includes refundable deposits and notes receivable.

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2023
Noncurrent:
Financial assets at fair value through profit or loss	—		578		578
Debt instruments at amortized cost – net of current portion	395		—		395
Derivative financial assets – net of current portion	—		96		96
Other financial assets – net of current portion	3,481	(1)	—		3,481
Current:
Cash and cash equivalents	16,177		—		16,177
Short-term investments	122		269		391
Trade and other receivables	26,086		—		26,086
Current portion of debt instruments at amortized cost	200		—		200
Current portion of other financial assets	320	(1)	—	(3)	320
Total assets	46,781		943		47,724

Liabilities as at December 31, 2023
Noncurrent:
Interest-bearing financial liabilities – net of current portion	243,152		—		243,152
Lease liabilities – net of current portion	41,625		—		41,625
Derivative financial liabilities – net of current portion	—		12		12
Customers' deposits	2,238		—		2,238
Deferred credits and other noncurrent liabilities	229		—		229
Current:
Accounts payable	77,050		—		77,050
Accrued expenses and other current liabilities	71,756		—		71,756
Current portion of interest-bearing financial liabilities	11,646		—		11,646
Current portion of lease liabilities	5,921		—		5,921
Dividends payable	1,912		—		1,912
Current portion of derivative financial liabilities	—		1,021		1,021
Liabilities associated with assets classified as held-for-sale	1,779		—		1,779
Total liabilities	457,308		1,033		458,341
Net liabilities	(410,527)		(90)		(410,617)

(1)
Includes refundable deposits and notes receivable.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. In 2021, PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse and impaired the remaining fund value of US$3.4 million. In the same year, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2022, the fund’s value is US$4.85 million. On September 10, 2024, Smart withdrew its investment with Julius Baer amounting to US$5.0 million with US$54 thousand earnings from the investment.
(3)
Includes RCBC Redemption Trust Account. See Note 19 – Equity – Redemption of Preferred Stock.

Summary of Consolidated Offsetting of Financial Assets and Liabilities

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at
December 31, 2024 and 2023:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2024
Current Financial Assets
Trade and other receivables
Foreign administrations	2,536	1,359	1,177
Domestic carriers	356	100	256
Total	2,892	1,459	1,433
Current Financial Liabilities
Accounts payable
Suppliers and contractors	58,613	89	58,524
Carriers and others	8,359	5,825	2,534
Total	66,972	5,914	61,058

December 31, 2023
Current Financial Assets
Trade and other receivables
Foreign administrations	4,606	3,480	1,126
Domestic carriers	332	145	187
Total	4,938	3,625	1,313
Current Financial Liabilities
Accounts payable
Suppliers and contractors	74,542	24	74,518
Carriers and others	4,713	2,351	2,362
Total	79,255	2,375	76,880

Disclosure Of Carrying Amount And Fair Value Of Financial Instruments Explanatory

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2024 and 2023 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2024	2023	2024	2023
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	370	395	363	387
Other financial assets – net of current portion	3,126	3,481	2,703	3,184
Total	3,496	3,876	3,066	3,571
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	258,246	243,152	246,572	232,195
Customers' deposits	2,046	2,238	1,311	1,425
Deferred credits and other noncurrent liabilities	90	229	79	225
Total	260,382	245,619	247,962	233,845

Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2024 and 2023. This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	December 31, 2024				December 31, 2023
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	1,098	3	1,101	—	575	3	578
Derivative financial assets – net of current portion	—	385	—	385	—	96	—	96
Current Financial Assets
Short-term investments	—	—	—	—	—	269	—	269
Current portion of derivative financial assets	—	30	—	30	—	—	—	—
Total	—	1,513	3	1,516	—	940	3	943

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	—	—	—	—	12	—	12
Current Financial Liabilities
Accrued expenses and other current liabilities	—	2	—	2	—	—	—	—
Current portion of derivative financial liabilities	—	97	—	97	—	1,021	—	1,021
Total	—	99	—	99	—	1,033	—	1,033

(1)
Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)
Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)
Fair values determined using discounted values of future cash flows for the assets or liabilities.

Summary of Derivative Financial Instruments

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2024 and 2023:

							December 31, 2024		December 31, 2023
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$396	Various dates in October to December 2023	U.S. Dollar Liabilities	Various dates in January to June 2024	—	Php56.56	US$—	—	US$396	(448)
	US$795	Various dates in January 2024 to September 2024	U.S. Dollar Liabilities	Various dates in March to December 2024	—	Php57.12	—	—	—	—
	US$303	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to July 2025	—	Php58.45	303	(10)	—	—
	US$14	Various dates in October to December 2024	U.S. Dollar Revenues	Various dates in July to December 2025	—	Php58.65	14	(2)	—	—
	US$93	Various dates in January 2025	U.S. Dollar Revenues	Various dates in July to August 2025	—	Php58.73
Foreign exchange options seagull(a)	US$13	Various dates in March to September 2024	U.S. Dollar Liabilities	Various dates in September 2024 to February 2025	—	Php55.62	2	(1)	—	—
					—	Php56.07	—	—	—	—
					—	Php57.07	—	—	—	—
	US$5	Various dates in October to November 2024	U.S. Dollar Liabilities	Various dates in December 2024	—	Php57.93	—	—	—	—
					—	Php58.25	—	—	—	—
					—	Php59.25	—	—	—	—
	US$8	Various dates in December 2024	U.S. Dollar Liabilities	Various dates in April 2025	—	Php57.46	8	(2)	—	—
					—	Php57.98	—	—	—	—
					—	Php59.48	—	—	—	—

								(15)		(448)
Smart
Forward foreign exchange contracts	US$449	Various dates in June 2023 to December 2024	U.S. Dollar Liabilities	Various dates in January to October 2024	—	Php56.55	US$—	—	US$449	(493)
	US$614	Various dates in January to September 2024	U.S. Dollar Liabilities	Various dates in March to December 2024	—	Php56.74	—	—	—	—
	US$204	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to April 2025	—	Php58.18	204	31	—	—
	US$5	Various dates in October to November 2024	U.S. Dollar Revenues	Various dates in July to October 2025	—	Php58.48	5	(1)	—	—
Foreign exchange options seagull(b)	US$15	Various dates in June 2023	U.S. Dollar Liabilities	Various dates in February 2024	—	Php55.17 Php55.85 Php56.87	—	—	US$15	(1)
	US$34	Various dates in March to September 2024	U.S. Dollar Liabilities	Various dates in September 2024 to March 2025	—	Php55.87 Php56.17 Php57.17	4	(3)	—	—
	US$4	Various dates in December 2024	U.S. Dollar Liabilities	Various dates March to April 2025	—	Php57.64 Php57.97 Php59.26	4	(1)	—	—
								26		(494)
								11		(942)
Transactions designated as hedges:
PLDT
Long-term foreign currency options(c)	US$290	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.61 Php55.28	US$290	164	US$290	(87)
								164		(87)
Smart
Long-term foreign currency options(d)	US$109	February to April 2021	US$140 PNB Loan	December 13, 2030	1.63%	Php48.00 Php53.34	US$66	143	US$77	92
								143		92
								307		5
								318		(937)

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php56.07 to Php57.07, PLDT will purchase the U.S. Dollar for Php56.07. However, if on maturity, the exchange rate settles above Php57.07, PLDT will purchase the U.S. Dollar for Php56.07 plus the excess above Php57.07, and if the exchange rate is lower than Php56.07, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php55.62

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php57.98 to Php59.48, PLDT will purchase the U.S. Dollar for Php57.98. However, if on maturity, the exchange rate settles above Php59.48, PLDT will purchase the U.S. Dollar for Php57.98 plus the excess above Php59.48, and if the exchange rate is lower than Php57.98, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.46.

(b)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php56.17 to Php57.17, Smart will purchase the U.S. Dollar for Php56.17. However, if on maturity, the exchange rate settles above Php56.17, Smart will purchase the U.S. Dollar for Php56.17 plus the excess above Php57.17, and if the exchange rate is lower than Php56.17, Smart will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php55.87.

If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php57.97 to Php59.26, Smart will purchase the U.S. Dollar for Php57.97. However, if on maturity, the exchange rate settles above Php57.97, Smart will purchase the U.S. Dollar for Php57.97 plus the excess above Php59.26, and if the exchange rate is lower than Php57.97, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.64.

(c)
PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2024 and 2023 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.61 and Php55.28, PLDT will purchase the U.S. dollar at Php49.61. However, if on fixing date, the exchange rate is beyond Php55.28, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.67, and if the exchange rate is lower than Php49.61, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate. The mark-to-market losses amounting to Php239 million and
Php119 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2024 and 2023, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to
Php75 million each were recognized as at December 31, 2024 and 2023, respectively. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income is transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php119 million and Php39 million were recognized in our consolidated income statements for the years ended December 31, 2024, 2023 and 2022, respectively.
(d)
Smart’s long-term foreign currency option agreements outstanding as at December 31, 2024 and 2023 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00. However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar for Php48.00 plus the excess above Php53.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate. The mark-to-market gains amounting to Php145 million and Php96 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2024 and 2023, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php2 million and Php3 million was recognized as at December 31, 2024 and 2023, respectively. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php52 million and Php12 million were recognized in our consolidated income statements for the years ended December 31, 2024 and 2023, respectively.

Summary of Derivative Financial Instruments by Classification

Our derivative financial instruments as at December 31, 2024 and 2023 are presented in the statements of financial position as follows:

	2024	2023
	(in million pesos)
Asset:
Noncurrent assets	385	96
Current assets	30	—
Liabilities:
Noncurrent liabilities (Note 28)	—	(12)
Current liabilities (Note 28)	(97)	(1,021)
Net assets (liabilities)	318	(937)

Summary of Movements of Consolidated Mark-to-Market Losses

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2024 and 2023 are summarized as follows:

	2024	2023
	(in million pesos)
Net mark-to-market losses at beginning of the year	(937)	(1,069)
Gains on derivative financial instruments	4,252	1,436
Settlements, accretion and others	(934)	370
Net fair value losses on cash flow hedges charged to other comprehensive income	(2,063)	(1,674)
Net mark-to-market gains (losses) at end of the year	318	(937)

Disclosure Of Gains (Losses) On Derivative Financial Instruments Explanatory

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Gains on derivative financial instruments	4,252	1,436	2,572
Hedge costs	(229)	(238)	(250)
Net gains on derivative financial instruments (Note 5)	4,023	1,198	2,322

Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2024 and 2023:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2024
Financial instruments at amortized cost:	55,039	51,264	3,608	10	157
Debt instruments at amortized cost	395	25	360	10	—
Other financial assets	4,236	831	3,248	—	157
Temporary cash investments	1,464	1,464	—	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	17,516	—	—	—
Corporate subscribers	20,936	20,936	—	—	—
Foreign administrations	1,254	1,254	—	—	—
Domestic carriers	256	256	—	—	—
Dealers, agents and others	8,846	8,846	—	—	—
Financial instruments at FVPL:	1,101	—	—	—	1,101
Financial assets at fair value through profit or loss	1,101	—	—	—	1,101
Total	56,140	51,264	3,608	10	1,258

December 31, 2023
Financial instruments at amortized cost:	54,271	50,127	3,530	412	202
Debt instruments at amortized cost	595	200	45	340	10
Other financial assets	4,069	320	3,485	72	192
Temporary cash investments	6,184	6,184	—	—	—
Short-term investments	122	122	—	—	—
Retail subscribers	19,894	19,894	—	—	—
Corporate subscribers	15,934	15,934	—	—	—
Foreign administrations	1,250	1,250	—	—	—
Domestic carriers	188	188	—	—	—
Dealers, agents and others	6,035	6,035	—	—	—
Financial instruments at FVPL:	1,021	443	—	—	578
Financial assets at fair value through profit or loss	578	—	—	—	578
Short-term investments	443	443	—	—	—
Total	55,292	50,570	3,530	412	780

Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2024 and 2023:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2024
Debt:(1)	385,962	20,335	89,028	69,915	206,684
Principal	283,575	19,610	47,479	47,561	168,925
Interest	102,387	725	41,549	22,354	37,759
Lease obligations	77,244	16,560	19,410	16,178	25,096
Various trade and other obligations:	133,811	131,580	362	24	1,845
Suppliers and contractors	58,568	58,524	44	—	—
Utilities and related expenses	57,029	56,934	95	—	—
Carriers and others	2,534	2,534	—	—	—
Employee benefits	9,246	9,246	—	—	—
Customer deposits	2,046	—	177	24	1,845
Dividends	2,005	2,005	—	—	—
Others	2,383	2,337	46	—	—
Total contractual obligations	597,017	168,475	108,800	86,117	233,625

December 31, 2023
Debt:(1)	341,848	7,430	77,131	65,342	191,945
Principal	256,927	7,250	43,292	47,648	158,737
Interest	84,921	180	33,839	17,694	33,208
Lease obligations	72,686	15,651	15,767	13,673	27,595
Various trade and other obligations:	151,062	148,560	427	28	2,047
Suppliers and contractors	74,716	74,518	194	4	—
Utilities and related expenses	61,079	61,044	35	—	—
Carriers and others	2,362	2,362	—	—	—
Employee benefits	5,510	5,510	—	—	—
Customers’ deposits	2,238	—	167	24	2,047
Dividends	1,912	1,912	—	—	—
Others	3,245	3,214	31	—	—
Total contractual obligations	565,596	171,641	93,325	79,043	221,587

(1)
Consists of long-term and short-term debts, including current portion, gross of unamortized debt discount/premium and debt issuance costs.

Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Within one year	16,560	15,651
After one year but not more than five years	35,588	29,440
More than five years	25,096	27,595
Total	77,244	72,686

Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2024
Long-term foreign currency options	356	384	Derivative financial assets – net of current portion
	356	384

December 31, 2023
Long-term foreign currency options	367	96	Derivative financial assets – net of current portion
	—	(12)	Derivative financial liabilities – net of current portion
	367	84

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	2024		2023
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Notes 2031	(6,169)	75	(4,546)	75
	(6,169)	75	(4,546)	75

Smart:
US$140M PNB	(2,038)	2	(1,599)	3
	(2,038)	2	(1,599)	3

Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2024
Long-term foreign currency options	(8,207)	Other comprehensive loss
	(8,207)

December 31, 2023
Long-term foreign currency options	(6,145)	Other comprehensive loss
	(6,145)

Summary of Market Risk

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2024 and 2023:

	2024		2023
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	7	385	2	96
Total noncurrent financial assets	7	385	2	96
Current Financial Assets
Cash and cash equivalents	52	2,980	76	4,232
Short-term investments	—	—	5	269
Trade and other receivables – net	97	5,596	115	6,411
Derivative assets	1	30	—	—
Current portion of other financial assets	—	—	—	12
Total current financial assets	150	8,606	196	10,924
Total Financial Assets	157	8,991	198	11,020
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	667	38,575	681	37,719
Derivative financial liabilities – net of current portion	—	—	—	12
Other noncurrent liabilities	1	29	—	27
Total noncurrent financial liabilities	668	38,604	681	37,758
Current Financial Liabilities
Accounts payable	685	39,621	1,314	72,797
Accrued expenses and other current liabilities	232	13,448	207	11,481
Current portion of interest-bearing financial liabilities	14	797	39	2,149
Current portion of derivative financial liabilities	2	97	18	1,021
Total current financial liabilities	933	53,963	1,578	87,448
Total Financial Liabilities	1,601	92,567	2,259	125,206

(1)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php57.85 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2024.
(2)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php55.42 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2023.

Summary of Trade and Other Receivables

As at December 31, 2024 and 2023, this account consists of receivables from:

	2024	2023
	(in million pesos)
Corporate subscribers (Note 27)	20,936	15,934
Retail subscribers (Note 27)	17,516	19,894
Foreign administrations (Note 27)	1,254	1,250
Domestic carriers (Note 27)	256	188
Dealers, agents and others (Note 27)	8,846	6,035
	48,808	43,301
Less: Allowance for expected credit losses	17,196	17,215
	31,612	26,086

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Financial assets at fair value through profit or loss	1,101	578
Derivative financial assets – net of current portion	385	96
Current portion of derivative financial assets	30	—
Short-term investments	—	269
Total	1,516	943

Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment

For financial assets recognized on our consolidated statements of financial position as at December 31, 2024 and 2023, the gross exposure to credit risk equal their carrying amount.

For financial guarantees granted, the maximum exposure to credit risk is the maximum amount that we would have to pay if the guarantees are called upon. For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	December 31, 2024
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	14,059	11,670	—	25,729
Standard grade	440	5,486	—	5,926
Substandard grade	—	14,456	—	14,456
Default	279	3,596	13,600	17,475
Gross carrying amount	14,778	35,208	13,600	63,586
Less allowance	279	3,596	13,600	17,475
Carrying amount	14,499	31,612	—	46,111

	December 31, 2023
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	20,424	11,070	—	31,494
Standard grade	271	3,683	—	3,954
Substandard grade	—	11,333	—	11,333
Default	442	4,190	13,025	17,657
Gross carrying amount	21,137	30,276	13,025	64,438
Less allowance	442	4,190	13,025	17,657
Carrying amount	20,695	26,086	—	46,781

Summary of Maximum Exposure to Credit Risk

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2024 and 2023:

	2024
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	46,111	427	45,684
Debt instruments at amortized cost	395	—	395
Other financial assets	3,957	—	3,957
Cash and cash equivalents	10,011	44	9,967
Short-term investments	136	—	136
Corporate subscribers	15,023	346	14,677
Retail subscribers	7,650	37	7,613
Foreign administrations	1,177	—	1,177
Domestic carriers	256	—	256
Dealers, agents and others	7,506	—	7,506
Financial instruments at FVPL:	1,516	—	1,516
Financial assets at FVPL	1,101	—	1,101
Forward foreign exchange contracts	30	—	30
Long-term foreign currency options	385	—	385
Total	47,627	427	47,200

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2024.

	2023
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	46,781	521	46,260
Debt instruments at amortized cost	595	—	595
Other financial assets	3,801	—	3,801
Cash and cash equivalents	16,177	146	16,031
Short-term investments	122	—	122
Corporate subscribers	9,988	338	9,650
Retail subscribers	10,196	37	10,159
Foreign administrations	1,126	—	1,126
Domestic carriers	187	—	187
Dealers, agents and others	4,589	—	4,589
Financial instruments at FVPL:	943	—	943
Financial assets at FVPL	578	—	578
Long-term foreign currency options	96	—	96
Cash equivalents and short-term investments	269	—	269
Total	47,724	521	47,203

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2023.

Summary of Information Regarding Credit Quality by Class of Financial Assets

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2024 and 2023:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2024
Financial instruments at amortized cost:	63,586	25,729	5,926	14,456	17,475
Debt instruments at amortized cost	395	395	—	—	—
Other financial assets	4,236	3,956	1	—	279
Cash and cash equivalents	10,011	9,572	439	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	5,381	171	2,098	9,866
Corporate subscribers	20,936	5,124	886	9,013	5,913
Foreign administrations	1,254	139	381	657	77
Domestic carriers	256	—	135	121	—
Dealers, agents and others	8,846	1,026	3,913	2,567	1,340
Financial instruments at FVPL:	1,516	328	712	476	—
Financial assets at FVPL	1,101	(87)	712	476	—
Forward foreign exchange contracts	30	30	—	—	—
Long-term foreign currency options	385	385	—	—	—
Total	65,102	26,057	6,638	14,932	17,475

December 31, 2023
Financial instruments at amortized cost:	64,264	31,494	3,954	11,333	17,483
Debt instruments at amortized cost	595	595	—	—	—
Other financial assets	4,069	3,800	1	—	268
Cash and cash equivalents	16,177	15,907	270	—	—
Short-term investments	122	122	—	—	—
Retail subscribers	19,894	8,083	266	1,847	9,698
Corporate subscribers	15,934	2,341	1,390	6,257	5,946
Foreign administrations	1,250	90	529	507	124
Domestic carriers	188	1	92	94	1
Dealers, agents and others	6,035	555	1,406	2,628	1,446
Financial instruments at FVPL:	1,117	701	242	—	174
Financial assets at FVPL	578	336	242	—	—
Long-term foreign currency options	96	96	—	—	—
Cash equivalents and short-term investments	443	269	—	—	174
Total	65,381	32,195	4,196	11,333	17,657

(1)
This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.
(2)
This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets

The aging analysis of past due but not impaired class of financial assets as at December 31, 2024 and 2023 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2024
Financial instruments at amortized cost:	63,586	31,655	5,927	586	7,943	17,475
Debt instruments at amortized cost	395	395	—	—	—	—
Other financial assets	4,236	3,957	—	—	—	279
Cash and cash equivalents	10,011	10,011	—	—	—	—
Short-term investments	136	136	—	—	—	—
Retail subscribers	17,516	5,552	1,710	248	140	9,866
Corporate subscribers	20,936	6,010	3,182	548	5,283	5,913
Foreign administrations	1,254	520	232	158	267	77
Domestic carriers	256	135	73	17	31	—
Dealers, agents and others	8,846	4,939	730	(385)	2,222	1,340
Financial instruments at FVPL:	1,516	1,040	476	—	—	—
Financial assets at FVPL	1,101	625	476	—	—	—
Forward foreign exchange contracts	30	30	—	—	—	—
Long-term foreign currency options	385	385	—	—	—	—
Total	65,102	32,695	6,403	586	7,943	17,475

December 31, 2023
Financial instruments at amortized cost:	64,264	35,448	3,505	618	7,210	17,483
Debt instruments at amortized cost	595	595	—	—	—	—
Other financial assets	4,069	3,801	—	—	—	268
Cash and cash equivalents	16,177	16,177	—	—	—	—
Short-term investments	122	122	—	—	—	—
Retail subscribers	19,894	8,349	1,603	223	21	9,698
Corporate subscribers	15,934	3,731	1,500	248	4,509	5,946
Foreign administrations	1,250	619	164	87	256	124
Domestic carriers	188	93	39	20	35	1
Dealers, agents and others	6,035	1,961	199	40	2,389	1,446
Financial instruments at FVPL:	1,117	943	—	—	—	174
Financial assets at FVPL	578	578	—	—	—	—
Long-term foreign currency options	96	96	—	—	—	—
Cash equivalents and short-term investments	443	269	—	—	—	174
Total	65,381	36,391	3,505	618	7,210	17,657

Interest rate risk [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Market Risk

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2024 and 2023. Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2024

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	1	—	6	—	—	7	395	—	395	7	388
Interest rate	4.250%	6.250%	4.625% - 4.875%	6.500%	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	14	—	—	—	—	14	785	—	785	14	785
Interest rate	0.0500% - 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	91	—	—	—	—	91	5,296	—	5,296	91	5,296
Interest rate	0.0500% - 5.1000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	7	—	—	—	—	7	395	—	395	7	395
Interest rate	4.5000% - 5.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	18	—	—	—	—	18	1,069	—	1,069	18	1,069
Interest rate	0.2500% - 6.0000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	136	—	136	2	136
Interest rate	6.0000% - 6.1000%	—	—	—	—	—	—	—	—	—	—
	133	—	6	—	—	139	8,076	—	8,076	139	8,069

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	34,708	531	34,177	463	26,811
Interest rate	—	—	—	—	2.5000% - 3.4500%	—	—	—	—	—	—
Philippine Peso	315	231	339	316	205	1,406	81,315	581	80,734	1,306	75,550
Interest rate	4.0000% to 4.6500%	4.0000% to 5.3500%	4.0000% to 5.2000%	4.0000% to 5.2000%	4.0000% to 5.0880%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	—	28	14	28	14	84	4,860	22	4,838	84	4,859
Interest rate	—	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%	—	—	—	—	—	—
Philippine Peso	24	87	122	478	2,101	2,812	162,692	855	161,837	2,812	162,692
Interest rate	BVAL + 1.0000%	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	—	—	—	—	—	—
	339	346	475	822	2,920	4,902	283,575	1,989	281,586	4,665	269,912

As at December 31, 2023

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	4	—	—	6	—	10	595	—	595	10	587
Interest rate	2.3750% to 2.9000%	4.2500%	6.2500%	4.6250% to 4.8750%	6.5000%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	15	—	—	—	—	15	850	—	850	15	850
Interest rate	0.0500% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	128	—	—	—	—	128	7,082	—	7,082	128	7,082
Interest rate	0.0500% to 1.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	35	—	—	—	—	35	1,933	—	1,933	35	1,933
Interest rate	4.9000% to 5.1250%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	77	—	—	—	—	77	4,251	—	4,251	77	4,251
Interest rate	0.2500% to 6.2500%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	122	—	122	2	122
Interest rate	0.5000% to 6.1000%	—	—	—	—	—	—	—	—	—	—
	261	—	—	6	—	267	14,833	—	14,833	267	14,825

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	33,251	560	32,691	466	25,845
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
Philippine Peso	72	377	227	564	334	1,574	87,225	748	86,477	1,471	81,545
Interest rate	5.1021% to 5.2813%	4.0000% to 5.3500%	4.0000% to 5.3500%	4.0000% to 5.2000%	4.0000% to 5.1560%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	25	28	14	42	14	123	6,816	28	6,788	123	6,816
Interest rate	SOFR + 1.47826%	SOFR + 1.31161%	SOFR + 1.31161%	SOFR + 1.31161%	SOFR + 1.31161%	—	—	—	—	—	—
Philippine Peso	33	99	36	254	1,916	2,338	129,635	793	128,842	2,339	129,635
Interest rate	0.5000% over PHP BVAL	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	—	—	—	—	—	—
Short-term Debt
Notes Payable
	130	504	277	860	2,864	4,635	256,927	2,129	254,798	4,399	243,841